Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 223	$ 252
Change in foreign exchange rates	6	(2)
Ending balance	281	223
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	875	868
Additions	10	13
Acquisitions (Note 4)	57
Change in foreign exchange rates	13	(5)
Asset impairment charges		(1)
Transfers	22	0
Ending balance	977	875
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(652)	(616)
Change in foreign exchange rates	7	(2)
Transfers	(1)
Amortization	38	38
Ending balance	(696)	(652)
Power sale and other contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	96	114
Ending balance	155	96
Power sale and other contracts | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	270	272
Additions	0	0
Acquisitions (Note 4)	57
Change in foreign exchange rates	5	(2)
Asset impairment charges		0
Transfers	20	0
Ending balance	352	270
Power sale and other contracts | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(174)	(158)
Change in foreign exchange rates	4	(1)
Transfers	0
Amortization	19	17
Ending balance	(197)	(174)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	100	111
Ending balance	121	100
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	446	437
Additions	0	0
Acquisitions (Note 4)	0
Change in foreign exchange rates	7	(2)
Asset impairment charges		(1)
Transfers	35	12
Ending balance	488	446
Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(346)	(326)
Change in foreign exchange rates	3	(1)
Transfers	(1)
Amortization	19	21
Ending balance	(367)	(346)
Intangibles under development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	27	27
Ending balance	5	27
Intangibles under development | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	27	27
Additions	10	13
Acquisitions (Note 4)	0
Change in foreign exchange rates	1	(1)
Asset impairment charges		0
Transfers	(33)	(12)
Ending balance	5	27
Intangibles under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Change in foreign exchange rates	0	0
Transfers	0
Amortization	0	0
Ending balance	0	0
Coal rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Ending balance	0	0
Coal rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	132	132
Additions	0	0
Acquisitions (Note 4)	0
Change in foreign exchange rates	0	0
Asset impairment charges		0
Transfers	0	0
Ending balance	132	132
Coal rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(132)	(132)
Change in foreign exchange rates	0	0
Transfers	0
Amortization	0	0
Ending balance	$ (132)	$ (132)